Pro Forma Adjustments Related To The Purchase (Details) (USD $)	3 Months Ended
	Mar. 31, 2012	Jul. 31, 2012
Pro Forma Adjustments Related to the Purchase (Details)
Purchase price	$ 55.5	$ 55.5
Debt balances of acquired entity	1.4
Borrowings under bank line of credit used to fund acquisition cost	38
Interest rate applicable to borrowings at closing	2.1971%
Change in annual interest expense attributable to change in variable interest rate of one eighth of one percent	47,500
Purchase price allocation, intangible assets	3.5	3.5
Acquired intangible assets, useful lives (minimum)	4
Acquired intangible assets, useful lives (maximum)	15
Fair value of acquired assets in excess of book value	4.1
Purchase price allocation, goodwill	34.6	34.3
Transaction costs associated with acquisition	$ 0.5